SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 10 – SUBSEQUENT EVENTS

On January 2, 2013, Omagine LLC signed a letter of intent with the investment banking and real estate advisory departments of BNP Paribas S.A. memorializing Omagine LLC’s intention to engage BNP Paribas, Wholesale Banking, Bahrain through its Corporate & Investment Banking department as its financial adviser for the Omagine Project and BNP Paribas Real Estate Property and Management LLC as its real estate adviser.

On January 15, 2013 pursuant to a resolution of the Board of Directors (i) an independent director was granted 2,000 Stock Options which expire on January 14, 2018 and are exercisable at $1.38, and (ii) the Company committed to issue and contribute a total of 55,253 restricted shares of Common Stock valued at $76,250 to all eligible employees of the Omagine, Inc. 401(k) Plan (two of the three employees are directors of the Company and all three are officers of the Company). The $76,250 valuation is based on the $1.38 closing bid price of the Common Stock on January 15, 2013.

On February 11, 2013, the Company extended the operating lease on its executive office in New York, NY for an additional two years and ten months and increased the security deposit held by the landlord under the lease from $12,154 to $29,300.  The lease now expires on December 31, 2015.

On February 20, 2013, the Company sold 100,000 restricted shares of its Common Stock at $1.25 per share to a non-U.S. corporation which is an accredited investor for $125,000 and such 100,000 shares were issued on February 26, 2013.